INCOME TAXES - Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Unrecognized tax benefits	$ 3,951	$ 4,224	$ 4,191	$ 4,169
Portion that, if recognized, would reduce tax expense and effective tax rate	3,072	3,351	2,986
Accrued interest on unrecognized tax benefits	614	597	628
Accrued penalties on unrecognized tax benefits	111	146	179
Minimum
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Reasonably possible reduction to the balance of unrecognized tax benefits in succeeding 12 months	0	0	0
Portion that, if recognized, would reduce tax expense and effective tax rate	0	0	0
Maximum
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Reasonably possible reduction to the balance of unrecognized tax benefits in succeeding 12 months	650	250	350
Portion that, if recognized, would reduce tax expense and effective tax rate	$ 600	$ 200	$ 250